Intangible Assets, Net	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
9.
Intangible assets, net

	As of December 31, 2023	As of March 31, 2023
Software for internal use	9,407,431	7,292,101
Customer contracts - (refer note 19)	2,728,118	682,399
Distribution network - (refer note 19)	802,730	—
Intangible assets under development	344,577	196,174
Intellectual property	110,799	112,176
Trademark	54	55
Total	13,393,709	8,282,905
Less: accumulated depreciation and amortization	(8,654,379)	(5,569,048)
Less: impairment loss	(241,694)	(244,699)
Intangible assets, net	4,497,636	2,469,158

In the coming years, the Company has decided to shift its focus more on insurance distribution services rather than engaging into insurance support services. Due to the change in the business strategy, it was more likely than not that the carrying value of the distribution entities exceeded its fair value. As a result, the Company performed an impairment assessment by comparing the fair value of the affected entities (FA Events and Media Private Limited, Peoplebay Consultancy Services Private Limited, Kintsugi Innovation Labs Private Limited) to its carrying value. Fair value was determined by using DCF (discounted cashflow method) which is a level 3 measurement. The carrying value of the affected entities exceeded its fair value and as a result, an impairment charge of $254,614 (including CTA impact of $9,915) was recorded in consolidated statements of operations under the head “Impairment of goodwill and intangibles with definite life” for the year ended March 31, 2023.

The Company performed qualitative assessement for other intangible assets and indicated that it was more likely than not that the fair value of the acquired entities exceeded its carrying value, therefore, did not result in an impairment.

The estimated amortization schedule for the Company’s intangible assets for future periods is set out below:

For Period Ended December 31:	Amount
2024	1,546,500
2025	1,268,848
2026	952,276
2027	385,435

7.
Intangible assets, net

	As of March 31, 2023	As of March 31, 2022
Software for internal use	7,292,101	6,456,377
Customer contracts - (refer note 16)	682,399	743,309
Intangible assets under development	196,174	737,637
Intellectual property	112,176	65,957
Trademark	55	60
Total	8,282,905	8,003,340
Less: accumulated depreciation and amortization	(5,569,048)	(4,251,050)
Less: Impairment loss	(244,699)	—
Intangible assets, net	2,469,158	3,752,290

The Company decided to shift its focus more on insurance distribution services rather than engaging into insurance support services in the coming years. Due to the change in the business strategy, it was more likely than not that the carrying value of the distribution entities exceeded its fair value. As a result, the Company performed an impairment assessment by comparing the fair value of the affected entities (FA Events and Media Private Limited, Peoplebay Consultancy Services Private Limited, Kintsugi Innovation Labs Private Limited) to its carrying value. Fair value was determined by using DCF (discounted cashflow method) which is a level 3 measurement. The carrying value of the affected entities exceeded its fair value and as a result, an impairment charge of $ 254,614 (including CTA impact of $ 9,915) was recorded in consolidated statements of operations under the head “Impairment of goodwill and intangibles with definite life”.

The Company performed qualitative assessment for other intangible assets and indicated that it was more likely than not that the fair value of the acquired entities exceeded its carrying value, therefore, did not result in an impairment.

The estimated amortization schedule for the Company’s intangible assets for future periods is set out below:

Particulars	Amount
Year ending March 31, 2024	1,193,105
Year ending March 31, 2025	960,104
Year ending March 31, 2026	61,426
Year ending March 31, 2027	40,048
Year ending March 31, 2028	18,300